Option Awards	12 Months Ended
Dec. 31, 2011
Option Awards
9.	Option Awards

On September 17, 2010, the Company adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. Two thirds of the options granted are performance based awards whose criteria for vesting is tied to a future liquidity event (as defined) and also contingent upon meeting certain return thresholds (as defined). At this time the Company does not believe it is probable that these options will vest and therefore has not recorded any expense in the December 31, 2011 or 2010 consolidated financial statements in accordance with ASC 718. The grant date fair value associated with all performance based award options of the Company aggregates to approximately $4.5 million and $4.0 million as of December 31, 2011 and 2010, respectively. One third of the options granted were time based awards and the service period for these options is four years with shares vesting at a rate of 25% ratably from the grant date.

The following table represents the time based option awards activity for the years ended December 31, 2011 and 2010.

	2011	2010
Outstanding at January 1	21,866	—
Granted	1,610	21,866
Exercised	—	—
Cancelled/Forfeited	—	—

Outstanding at December 31	23,476	21,866

Options exercisable at end of period	—	—
Weighted average fair value of options granted to date	$112.62	$108.55

Weighted average remaining contractual life (years)	8.71	9.72

The following table represents the time based option awards outstanding for years ended December 31, 2011 and 2010 as well as other Plan data:

	2011	2010
Range of exercise prices	$1,000 - $1,139	$1,000 - $1,084
Outstanding	23,476	21,866
Remaining contractual life (years)	8.71	9.72
Weighted average exercise price	$1,011	$1,002

The Company has used the Black-Scholes option pricing model to estimate the grant date fair value of the options. The following table includes the assumptions that were made in estimating the grant date fair value for options awarded in 2011 and 2010.

2011 Grants
Weighted average dividend yield	8.13%
Weighted average risk-free interest rate	2.02%
Weighted average expected life	7.0 years
Weighted average estimated volatility	38.10%
Weighted average exercise price	$1,134.76
Weighted average fair value of options granted (per option)	$168.01

2010 Grants
Weighted average dividend yield	10.28%
Weighted average risk-free interest rate	2.1%
Weighted average expected life	7.0 years
Weighted average estimated volatility	38.00%
Weighted average exercise price	$1,001.83
Weighted average fair value of options granted (per option)	$108.55

The Company recorded non-cash compensation expenses of approximately $1.1 million and $0.3 million for the years ended December 31, 2011 and 2010, related to the time based stock options accounted for as equity awards, as a component of general and administrative expenses in the consolidated statements of operations and comprehensive income, respectively.

At December 31, 2011, the total compensation cost related to outstanding, non-vested time based equity option awards that are expected to be recognized as compensation cost in the future aggregates to approximately $1.2 million.

For the year ended December 31,	Options
2012	$671,430
2013	353,381
2014	143,969
2015	11,161

Total	$1,179,941

Dividend respectively equivalent rights associated with the Plan amounted to $2.2 million and $0.6 million for the years ended December 31, 2011 and 2010, respectively. These dividend rights will be paid in four installments as the option vests.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Option Awards

9. Option Awards

On September 17, 2010, the Company adopted a 2010 Management Incentive Plan (the Plan) as part of the Merger transaction. Two thirds of the options granted are performance based awards whose criteria for vesting is tied to a future liquidity event (as defined) and also contingent upon meeting certain return thresholds (as defined). At this time the Partnership does not believe it is probable that these options will vest and therefore has not recorded any expense in the December 31, 2011 or 2010 consolidated financial statements in accordance with ASC 718. The grant date fair value associated with all performance based award options of the Partnership aggregates to approximately $4.5 million and $4.0 million as of December 31, 2011 and 2010, respectively. One third of the options granted were time based awards and the service period for these options is four years with shares vesting at a rate of 25% ratably from the grant date.

The following table represents the time based option awards activity for the years ended December 31, 2011 and 2010.

	2011	2010
Outstanding at January 1	21,866	—
Granted	1,610	21,866
Exercised	—	—
Cancelled/Forfeited	—	—

Outstanding at December 31	23,476	21,866

Options exercisable at end of period	—	—
Weighted average fair value of options granted to date	$112.62	$108.55

Weighted average remaining contractual life (years)	8.71	9.72

The following table represents the time based option awards outstanding for years ended December 31, 2011 and 2010 as well as other Plan data:

	2011	2010
Range of exercise prices	$1,000 - $1,139	$1,000 - $1,084
Outstanding	23,476	21,866
Remaining contractual life (years)	8.71	9.72
Weighted average exercise price	$1,011	$1,002

The Partnership has used the Black-Scholes option pricing model to estimate the grant date fair value of the options. The following table includes the assumptions that were made in estimating the grant date fair value for options awarded in 2011 and 2010.

2011 Grants
Weighted average dividend yield	8.13%
Weighted average risk-free interest rate	2.02%
Weighted average expected life	7.0 years
Weighted average estimated volatility	38.10%
Weighted average exercise price	$1,134.76
Weighted average fair value of options granted (per option)	$168.01

2010 Grants
Weighted average dividend yield	10.28%
Weighted average risk-free interest rate	2.1%
Weighted average expected life	7.0 years
Weighted average estimated volatility	38.00%
Weighted average exercise price	$1,001.83
Weighted average fair value of options granted (per option)	$108.55

The Partnership recorded non-cash compensation expenses of approximately $1.1 million and $0.3 million for the years ended December 31, 2011 and 2010, related to the time based stock options accounted for as equity awards, as a component of general and administrative expenses in the consolidated statements of operations and comprehensive income, respectively.

At December 31, 2011, the total compensation cost related to outstanding, non-vested time based equity option awards that are expected to be recognized as compensation cost in the future aggregates to approximately $1,180,000.

For the year ended December 31,	Options
2012	$671,430
2013	353,381
2014	143,969
2015	11,161

Total	$1,179,941

Dividend equivalent rights associated with the Plan amounted to $2.2 million and $0.6 million for the years ended December 31, 2011 and 2010, respectively. These dividend rights will be paid in four installments as the option vests.